Statement of Additional Information Supplement dated July 1, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Dividend Growth Fund
Invesco V.I. Global Dividend Growth Fund
Invesco V.I. High Yield Securities Fund
Invesco V.I. Income Builder Fund
Invesco V.I. S&P 500 Index Fund
Invesco V.I. Select Dimensions Balanced Fund
Invesco V.I. Select Dimensions Dividend Growth Fund
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Invesco Van Kampen V.I. Capital Growth Fund
Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund
Invesco Van Kampen V.I. Global Tactical Asset Allocation Fund
Invesco Van Kampen V.I. Global Value Equity Fund
Invesco Van Kampen V.I. Government Fund
Invesco Van Kampen V.I. Growth and Income Fund
Invesco Van Kampen V.I. High Yield Fund
Invesco Van Kampen V.I. International Growth Equity Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Mid Cap Value Fund
Invesco Van Kampen V.I. Value Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Dividend Growth Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Dividend Growth Fund
Jonathan Harrington[2]	None	1	$1,458.5	None	None	None	None
Meggan Walsh[2]	None	5	$1,995.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Harrington and Ms. Walsh began serving as portfolio managers of Invesco V.I. Dividend Growth Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Global Dividend Growth Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Global Dividend Growth Fund
Ingrid Baker[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Erik Granade[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
W. Lindsay Davidson[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Sargent McGowan[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Anuja Singha[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Granade, Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco V.I. Global Dividend Growth Securities Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $227.5 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. High Yield Securities Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. High Yield Securities Fund
Peter Ehret[2]	None	5	$1,228.5	None	None	None	None
Darren Hughes[2]	None	4	$1,222.0	None	None	None	None
Scott Roberts[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ehret, Hughes and Roberts began serving as portfolio managers of Invesco V.I. High Yield Securities Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. S&P 500 Index Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. S&P 500 Index Fund
Merrill Martin[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Glen Murphy[2]	None	5	$442.5	4	$207.1	28[5]	$1,918.9[5]
Daniel Tsai[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Anne Unflat[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Martin, Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco V.I. S&P 500 Index Fund on June 25, 2010.

3	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

4	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

5	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Select Dimensions Dividend Growth Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Select Dimensions Dividend Growth Fund
Jonathan Harrington[2]	None	1	$1,458.5	None	None	None	None
Meggan Walsh[2]	None	5	$1,995.9	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Harrington and Ms. Walsh began serving as portfolio managers of Invesco V.I. Select Dimensions Dividend Growth Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Merrill Martin[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Glen Murphy[2]	None	5	$442.5	4	$207.1	28[5]	$1,918.9[5]
Daniel Tsai[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]
Anne Unflat[2]	None	1	$104.3	15[3]	$1,046.9[3]	83[4]	$5,727.6[4]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Martin, Murphy and Tsai and Ms. Unflat began serving as portfolio managers of Invesco V.I. Select Dimensions Equally-Weighted S&P Index Fund on June 25, 2010.

3	This amount includes 1 fund that pays performance-based fees with $16.0 M in total assets under management.

4	This amount includes 10 funds that pay performance-based fees with $1,869.1 M in total assets under management.

5	This amount includes 4 funds that pay performance-based fees with $226.0 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. Capital Growth Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. Capital Growth Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cohen and Voss began serving as portfolio managers of Invesco Van Kampen V.I. Capital Growth Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. Comstock Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. Comstock Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259[3]	$61.7[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Van Kampen V.I. Comstock Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. Global Value Equity Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. Global Value Equity Fund
Ingrid Baker[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Erik Granade[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
W. Lindsay Davidson[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Sargent McGowan[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]
Anuja Singha[2]	None	9	$1,036.6	3	$588.4	78[3]	$7,660.1[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Granade, Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco Van Kampen V.I. Global Value Equity Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $227.5 M in total assets under management.”

The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. High Yield Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. High Yield Fund
Peter Ehret[2]	None	5	$1,228.5	None	None	None	None
Darren Hughes[2]	None	4	$1,222.0	None	None	None	None
Scott Roberts[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ehret, Hughes and Roberts began serving as portfolio managers of Invesco Van Kampen V.I. High Yield Fund on June 25, 2010.”
Effective June 25, 2010, Thomas Bastian, Mark Laskin, Mary Jayne Maly and James Roeder are no longer portfolio managers for Invesco Van Kampen V.I. Mid Cap Value Fund and all references to Messrs. Bastian, Laskin and Roeder and Ms. Maly related to Invesco Van Kampen V.I. Mid Cap Value Fund in Appendix G are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen V.I. Value Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen V.I. Value Fund
Devin Armstrong	None	15	$15,600.0	1	$318.1	5,695	$695.8
Kevin Holt	None	15	$15,600.0	1	$318.1	5,695	$695.8
Jason Leder	None	15	$15,600.0	1	$318.1	5,695	$695.8
Matthew Seinsheimer[2]	None	5	$2,392.4	None	None	259[3]	$61.7[3]
James Warwick	None	15	$15,600.0	1	$318.1	5,695	$695.8

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Seinsheimer began serving as portfolio manager of Invesco Van Kampen V.I. Value Fund on June 25, 2010. Information for Mr. Seinsheimer has been provided as of May 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”

Statement of Additional Information Supplement dated July 1, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Series I and Series II shares, as applicable, of the Funds listed below:

Invesco V.I. Basic Balanced Fund
Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation Fund
Invesco V.I. Capital Development Fund
Invesco V.I. Core Equity Fund
Invesco V.I. Diversified Income Fund
Invesco V.I. Dynamics Fund
Invesco V.I. Financial Services Fund
Invesco V.I. Global Health Care Fund
Invesco V.I. Global Multi-Asset Fund
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco V.I. High Yield Fund
Invesco V.I. International Growth Fund
Invesco V.I. Large Cap Growth Fund
Invesco V.I. Leisure Fund
Invesco V.I. Mid Cap Core Equity Fund
Invesco V.I. Money Market Fund
Invesco V.I. Small Cap Equity Fund
Invesco V.I. Technology Fund
Invesco V.I. Utilities Fund
Effective June 25, 2010, Michael Simon is no longer a portfolio manager for Invesco V.I. Financial Services Fund and all references to Mr. Simon in Appendix H are deleted.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Basic Balanced Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted below):

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Basic Balanced Fund
Thomas Bastian[2]	None	19	$24,500.0	None	None	2	$13.4
Cynthia Brien	None	7	$1,594.9	3	$1,639.9	None	None
Chuck Burge	None	7	$1,625.1	7	$3,125.8	1	$6.4
John Craddock[3]	None	None	None	1	$724.2	None	None
Mark Laskin[2]	None	19	$24,500.0	None	None	2	$13.4
Mary Jayne Maly[2]	None	19	$24,500.0	None	None	2	$13.4
Sergio Marcheli[2]	None	19	$24,500.0	None	None	2	$13.4
James Roeder[2]	None	19	$24,500.0	None	None	2	$13.4

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act

1

of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Bastian, Laskin, Marcheli and Roeder and Ms. Maly began serving as portfolio managers of Invesco V.I. Basic Balanced Fund on June 25, 2010.

3	Mr. Craddock began serving as portfolio manager of Invesco V.I. Basic Balanced Fund on June 25, 2010. Information for Mr. Craddock has been provided as of May 31, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Basic Value Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Basic Value Fund
Devin Armstrong[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Kevin Holt[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Jason Leder[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9
Matthew Seinsheimer	None	5	$2,394.3	None	None	281[3]	$69.7[3]
James Warwick[2]	None	15	$16,200.0	1	$286.1	5,085	$678.9

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Armstrong, Holt, Leder and Warwick began serving as portfolio managers of Invesco V.I. Basic Value Fund on June 25, 2010. Information for Messrs. Messrs. Armstrong, Holt, Leder and Warwick has been provided as of March 31, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco V.I. Large Cap Growth Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed		Managed
	Range of	(assets in millions)		(assets in millions)		(assets in millions)
	Investments	Number		Number		Number
	in Each	of		of		of
"Portfolio Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco V.I. Large Cap Growth Fund
Ido Cohen[2]	None	None	None	None	None	None	None
Erik Voss[2]	None	None	None	None	None	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Voss and Cohen began serving as portfolio managers of Invesco V.I. Large Cap Growth Fund on June 25, 2010.”

2